UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      North Tide Capital, LLC

Address:   500 Boylston Street, Suite 310
           Boston, Massachusetts  02116


Form 13F File Number: 028-15326


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Shorey
Title:  Chief Compliance Officer and Chief FInancial Officer
Phone:  (617) 449-3122

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen Shorey                 Boston, MA                         5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      407,230
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALMOST FAMILY INC            COM            020409108    6,844   335,000 SH       SOLE                  335,000      0    0
ALPHATEC HOLDINGS INC        COM            02081G102      317   150,000 SH       SOLE                  150,000      0    0
AMEDISYS INC                 COM            023436108   15,012 1,350,000 SH       SOLE                1,350,000      0    0
BOSTON SCIENTIFIC CORP       COM            101137107   39,050 5,000,000 SH       SOLE                5,000,000      0    0
CARDIONET INC                COM            14159L103      255   105,000 SH       SOLE                  105,000      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108   31,988   675,000 SH       SOLE                  675,000      0    0
CROSS CTRY HEALTHCARE INC    COM            227483104    3,584   675,000 SH       SOLE                  675,000      0    0
HCA HOLDINGS INC             COM            40412C101   20,315   500,000 SH       SOLE                  500,000      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102   45,045 3,500,000 SH       SOLE                3,500,000      0    0
HEALTHWAYS INC               COM            422245100   28,175 2,300,000 SH       SOLE                2,300,000      0    0
HOSPIRA INC                  COM            441060100    9,849   300,000 SH       SOLE                  300,000      0    0
MAGELLAN HEALTH SVCS INC     COM NEW        559079207   14,271   300,000 SH       SOLE                  300,000      0    0
MAKO SURGICAL CORP           COM            560879108    6,690   600,000 SH       SOLE                  600,000      0    0
NUVASIVE INC                 COM            670704105   18,646   875,000 SH       SOLE                  875,000      0    0
SUPERVALU INC                COM            868536103   22,680 4,500,000 SH       SOLE                4,500,000      0    0
SYNERON MEDICAL LTD          ORD SHS        M87245102    2,759   270,000 SH       SOLE                  270,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209   23,808   600,000 SH       SOLE                  600,000      0    0
WARNER CHILCOTT PLC IRELAND  SHS A          G94368100   16,260 1,200,000 SH       SOLE                1,200,000      0    0
WEBMD HEALTH CORP            COM            94770V102   17,024   700,000 SH       SOLE                  700,000      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106   44,919   775,000 SH       SOLE                  775,000      0    0
WELLPOINT INC                COM            94973V107   39,738   600,000 SH       SOLE                  600,000      0    0